Finance receivables (Summary of Contractual Maturities) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Retail Receivables Portfolio Segment
Contractual Maturities [Line Items]
2017	¥ 3,708,910
2018	2,745,820
2019	2,154,888
2020	1,418,530
2021	727,919
Thereafter	400,731
Financing Receivables, Gross , Total	11,156,798
Finance Lease Receivables Portfolio Segment
Contractual Maturities [Line Items]
2017	297,674
2018	225,249
2019	175,003
2020	79,702
2021	27,731
Thereafter	4,729
Financing Receivables, Gross , Total	810,088
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Contractual Maturities [Line Items]
2017	2,204,683
2018	259,953
2019	180,465
2020	118,401
2021	100,245
Thereafter	130,424
Financing Receivables, Gross , Total	¥ 2,994,171